Average Annual Total Returns - Eaton Vance Taxable Municipal Bond Fund	Bloomberg Municipal Taxable 5-10 Year Index One Year	Bloomberg Municipal Taxable 5-10 Year Index Life of Fund	Class A One Year	Class A Life of Fund	Class A Inception Date	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Life of Fund	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Life of Fund	Class I One Year	Class I Life of Fund	Class I Inception Date
Total	(0.74%)	(0.71%)	(2.42%)	(2.41%)	Dec. 30, 2020	(2.85%)	(2.85%)	(1.43%)	(1.43%)	1.15%	1.15%	Dec. 30, 2020